Derivative Financial Instruments - Fair Values of Assets and Liabilities Measured and Recognized at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Derivative assets:
Derivative assets	$ 4,620	$ 7,496
Derivative liabilities:
Derivative liabilities		(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member]
Derivative liabilities:
Total fair value	4,620	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	6,480	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Other assets [Member]
Derivative assets:
Derivative assets	507		1,610
Fair Value, Measurements, Recurring [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(2,367)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities			(688)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Derivative liabilities:
Total fair value	4,620	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	6,480	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other assets [Member]
Derivative assets:
Derivative assets	507		1,610
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(2,367)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities			(688)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities